UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Inc.*
Address:	399 Park Avenue
		New York, New York 10043

Form 13F File Number:	28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Serena D. Moe
Title:		Assistant Secretary
Phone:		(212) 559-1000

Signature, Place, and Date of Signing:

/s/ Serena D. Moe	         New York, New York 	 	February 14, 2003

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


* Indicates institutional investment managers requesting confidential treatment of certain information.